Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	95,144
Proposed Maximum Offering Price per Unit | $ / shares	6.57
Maximum Aggregate Offering Price	$ 625,097
Fee Rate	0.0087%
Amount of Registration Fee	$ 54.39
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover additional shares of common stock, par value $0.01 per share, of Sunrise Realty Trust, Inc., (the “Company”), which may become issuable by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without consideration which results in an increase in the number of the Company’s outstanding shares of common stock.
(2)	The proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for purposes of calculating the registration fee and are based, pursuant to Rule 457(c) and 457(h) under the Securities Act of 1933, upon the average of the high and low prices of the Common Stock on October 30, 2026, as reported on The Nasdaq Stock Market LLC.